Note 5 - Investments (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of investments not accounted for using equity method [text block]
	December 31,	December 31,
	2019	2018
Equity securities	$1,408	$1,742
Warrants	-	39
	$1,408	$1,781

Disclosure of the available-for-sale movements [text block]
	December 31,	December 31,
	2019	2018
Equity securities, beginning of year	$1,742	$2,435
Additions	-	1,202
Unrealized loss for the year	(334)	(1,895)
Equity securities, end of year	$1,408	$1,742

Disclosure of financial instruments designated at fair value through profit or loss [text block]
	December 31,	December 31,
	2019	2018
Warrants, beginning of year	$39	$661
Change in fair value of warrants	(39)	(622)
Warrants, end of year	$-	$39